19. Loans and financing (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Total		R$ 2,345,032	R$ 2,029,088
Current		(1,689,385)	(1,384,180)
Non-current		R$ 655,647	644,908
Banco nacional de desenvolvimento economico e social [member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	URTJLP
Charges	[1]	TJLP at TJLP + 2.52% p.a.
Maturity	[1]	July 2022
Total	[1]		240,008
Banco nacional de desenvolvimento economico e social [member]
Disclosure of detailed information about borrowings [line items]
Currency	[1]	UM143
Charges	[1]	SELIC + 2.52% p.a.
Maturity	[1]	July 2022
Total	[1]		374,461
BNDES investment sustainment program (BNDES PSI) [member]
Disclosure of detailed information about borrowings [line items]
Charges	[1]	3.50% p.a.
Maturity	[1]	Jan 2021
Total	[1]		18,071
KFW finnvera [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	USD
Charges	[2]	Libor 6M+ 0.75% p.a.
Maturity	[2]	Jan 2024–Dec 2025
Total	[2]	R$ 344,125	330,217
Debentures [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	BRL
Charges	[2]	104.1% CDI
Maturity	[2]	July 2020
Total	[2]		1,025,965
Cisco capital [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	USD
Charges	[2]	2.50% p.a.
Maturity	[2]	Dec-20
Total	[2]		40,366
BAML [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	EUR
Charges	[2]	0.279% p.a.
Maturity	[2]	Aug 2021
Total	[2]	R$ 570,844
Scotland [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	USD
Charges	[2]	1.734% p.a.
Maturity	[2]	Aug 2021
Total	[2]	R$ 1,030,761
BNP Paribas [member]
Disclosure of detailed information about borrowings [line items]
Currency	[2]	USD
Charges	[2]	2.822% p.a.
Maturity	[2]	Jan 2022
Total	[2]	R$ 399,302

[1]	Certain receivables of the Company.
[2]	Does not have a guarantee.